Commitments and Contingencies, minimum lease obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Operating leases	TDS and its subsidiaries have leases for certain plant facilities, office space, retail store sites, cell sites, data centers and data-processing equipment which are accounted for as operating leases. Certain leases have renewal options and/or fixed rental increases. Renewal options that are reasonably assured of exercise are included in determining the lease term. Any rent abatements or lease incentives, in addition to fixed rental increases, are included in the calculation of rent expense and calculated on a straight-line basis over the defined lease term.
Operating Leases Future Minimum Payments Due Abstract
Operating Leases - Future Minimum Rental Payments 2013	$ 171,449
Operating Leases - Future Minimum Rental Payments 2014	145,112
Operating Leases - Future Minimum Rental Payments 2015	121,198
Operating Leases - Future Minimum Rental Payments 2016	99,753
Operating Leases - Future Minimum Rental Payments 2017	79,391
Operating Leases - Future Minimum Rental Payments After 2017	810,548
Operating Leases - Future Minimum Rental Payments Total	1,427,451
Operating Leases Future Minimum Payments Receivable Abstract
Operating Leases - Future Minimum Rental Receipts 2013	40,737
Operating Leases - Future Minimum Rental Receipts 2014	35,317
Operating Leases - Future Minimum Rental Receipts 2015	25,924
Operating Leases - Future Minimum Rental Receipts 2016	15,294
Operating Leases - Future Minimum Rental Receipts 2017	6,476
Operating Leases - Future Minimum Rental Receipts After 2017	398
Operating Leases - Future Minimum Rental Receipts Total	$ 124,146